Unaudited Pro Forma Condensed Consolidated Statement of Operations - USD ($)		9 Months Ended		12 Months Ended
		Sep. 30, 2017		Dec. 31, 2016
Pro Forma Adjustments
REVENUES
Co-location and other revenues	[1]	$ (184,797)		$ (253,944)
Total revenues		(184,797)	[1]	(253,944)
OPERATING COSTS AND EXPENSES
Cost of co-location and other revenues	[1]	(125,849)		(134,255)
Selling, general and administrative expenses	[1]	(6,608)		(9,079)
Total operating costs and expenses		(132,457)		(143,334)
INCOME (LOSS) FROM OPERATIONS		(52,340)		(110,610)
INTEREST EXPENSE	[2]	8,652		12,774
NET LOSS		(43,688)		(97,836)
Net loss available to common stockholders		(43,688)		$ (97,836)
Net loss per common share Basic and diluted				$ (0.01)
Pro Forma Continuing Operations
REVENUES
Access service revenues		32,892		$ 60,134
Co-location and other revenues	[1]	1,286,738		1,633,373
Total revenues		1,319,630	[1]	1,693,507
OPERATING COSTS AND EXPENSES
Cost of access service revenues		35,709		78,003
Cost of co-location and other revenues	[1]	123,463		139,905
Selling, general and administrative expenses	[1]	1,207,459		1,548,410
Depreciation and amortization		21,188		28,530
Total operating costs and expenses		1,387,819		1,794,848
INCOME (LOSS) FROM OPERATIONS		(68,189)		(101,341)
INTEREST EXPENSE	[2]	(1,612)		(2,453)
NET LOSS		(69,801)		(103,794)
Preferred stock dividends		(20,174)		(47,073)
Net loss available to common stockholders		$ (89,975)		$ (150,867)
Net loss per common share Basic and diluted		$ (0.01)		$ (0.02)
Weighted average common shares outstanding Basic and diluted		11,871,009		9,298,676
Access service revenues		$ 32,892		$ 60,134
Co-location and other revenues	[1]	1,471,535		1,887,317
Total revenues		1,504,427	[1]	1,947,451
Cost of access service revenues		35,709		78,003
Cost of co-location and other revenues	[1]	249,312		274,160
Selling, general and administrative expenses	[1]	1,214,067		1,557,489
Depreciation and amortization		21,188		28,530
Total operating costs and expenses		1,520,276		1,938,182
INCOME (LOSS) FROM OPERATIONS		(15,849)		9,269
INTEREST EXPENSE	[2]	(10,264)		(15,227)
NET LOSS		(26,113)		(5,958)
Preferred stock dividends		(20,174)		(47,073)
Net loss available to common stockholders		$ (46,287)		$ (53,031)
Net loss per common share Basic and diluted		$ (0.00)		$ (0.01)
Weighted average common shares outstanding Basic and diluted		11,871,009		9,298,676

[1]	See Note 3.
[2]	See Note 4.